Cover	May 07, 2021
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 is being filed to (i) include (A) the unaudited condensed consolidated financial statements of Blade Urban Air Mobility, Inc., a Delaware corporation (“BUAM”), as of March 31, 2021 and for the three months and six months ended March 31, 2021 and 2020 and (B) Management’s Discussion and Analysis of Financial Condition and Results of Operations of BUAM for the three months ended March 31, 2021 and 2020 and for the six months ended March 31, 2021 and 2020; (ii) amend Item 2.01 Completion of Acquisition or Disposition of Assets to revise certain amounts reported under Security Ownership of Certain Beneficial Owners and Management; and (iii) correct a formatting error in our unaudited pro forma condensed combined financial information for the year ended September 30, 2020 and for the three months ended December 31, 2020, which were filed with the Original Report. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, subsequent to the filing date of the Original Report.
Document Period End Date	May 07, 2021
Entity File Number	001-39046
Entity Registrant Name	BLADE AIR MOBILITY, INC.
Entity Central Index Key	0001779128
Entity Tax Identification Number	84-1890381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	499 East 34th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	967-1009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BLDE
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	BLDEW
Security Exchange Name	NASDAQ